SHARE-BASED COMPENSATION - SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE BY TYPE OF AWARDS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	$ 2,003	$ 3,237	$ 10,068	$ 8,655	$ 11,906	$ 5,476
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	2,014	3,140	9,890	8,369	11,494	5,316
Employee stock purchase plan awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	$ (11)	45	62	135	211	62
Restricted stock awards and units
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense		$ 52	$ 116	$ 151	$ 201	$ 98